Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Common stock, par value	€ 0.01	€ 0.01
Common stock, shares authorised	100,000,000	100,000,000
Common stock, shares issued	6,552,558	6,552,558
Common stock, shares outstanding	6,552,558	6,552,558